Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment - gross	$ 1,882,447,000		$ 421,617,000
Property and equipment, net	1,848,635,000		407,356,000
Depreciation expense	19,951,000	3,316,000
Construction in Progress, Costs to Complete	390,500,000
Capitalized interest costs and amortization of deferred financing costs	20,484,000	0
Solar energy systems
Property, Plant and Equipment [Line Items]
Property and equipment - gross	1,491,928,000		163,698,000
Accumulated depreciation	(33,812,000)		(9,956,000)
Construction in progress - solar energy systems
Property, Plant and Equipment [Line Items]
Property and equipment - gross	390,519,000		228,749,000
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Property and equipment - gross	0		29,170,000
Accumulated depreciation	0		(4,305,000)
Predecessor
Property, Plant and Equipment [Line Items]
Property and equipment - gross			421,617,000	121,306,000
Property and equipment, net			407,356,000	111,697,000
Depreciation expense			4,652,000	3,997,000
Capitalized interest costs and amortization of deferred financing costs			4,390,000	0
Predecessor | Solar energy systems
Property, Plant and Equipment [Line Items]
Property and equipment - gross			163,698,000	87,093,000
Accumulated depreciation			(9,956,000)	(6,355,000)
Predecessor | Construction in progress - solar energy systems
Property, Plant and Equipment [Line Items]
Property and equipment - gross			228,749,000	5,043,000
Predecessor | Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Property and equipment - gross			29,170,000	29,170,000
Accumulated depreciation			(4,305,000)	(3,254,000)
Depreciation expense			$ 1,051,000	$ 1,051,000